BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ (710,268)		R$ 148,190
Price	881,886		614,901
Fair value adjustment of biological assets	171,618	R$ 564,533	763,091
Biological assets pledged	R$ 0		R$ 0